March 18, 2004



VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: Merrill Lynch U.S. Treasury Money Fund
       Post-Effective Amendment No. 18 to the
       Registration Statement on Form N-1A
       (Securities Act File No. 33-37537,
       Investment Company Act File No. 811-6211)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
        Securities Act of 1933, as amended
        (the "1933 Act"), Merrill Lynch U.S.
        Treasury Money Fund (the "Fund")
        hereby certifies that:

(1) 	the form of Prospectus and Statement
        of Additional Information that would
        have been filed pursuant to Rule 497(c)
        under the 1933 Act would not have
        differed from that contained in
        Post-Effective Amendment No. 18 to
        the Fund's Registration Statement on
        Form N-1A; and

(2) 	the text of Post-Effective Amendment
        No. 18 to the Fund's Registration
        Statement on Form N-1A was filed
        electronically with the Securities
        and Exchange Commission on
	March 17, 2004.

Sincerely,

Merrill Lynch U.S. Treasury Money Fund

/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Fund